Asset Impairment, Restructuring and Other Special Charges - Summary of Activity in Reserves (Details) - USD ($) $ in Millions	9 Months Ended		12 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Restructuring Reserve [Roll Forward]
Balance at beginning of period	$ 78.0	$ 38.1	$ 38.1	$ 13.9	$ 2.8
Charges	8.4	86.4	193.8	55.3	65.0
Separation adjustment	(5.9)		(2.5)	(3.8)	(3.1)
Cash paid	(33.5)	(69.4)	(151.4)	(27.3)	(50.8)
Balance at end of period	47.0	55.1	78.0	38.1	13.9
Exit costs
Restructuring Reserve [Roll Forward]
Balance at beginning of period	34.9	11.5	11.5	3.8
Charges	11.2	24.3	31.8	13.2	5.5
Separation adjustment	(5.9)		1.4	(0.6)	(1.7)
Cash paid	(10.9)	(7.6)	(9.8)	(4.9)
Balance at end of period	29.3	28.2	34.9	11.5	$ 3.8
Severance
Restructuring Reserve [Roll Forward]
Balance at beginning of period	43.1	26.6	26.6
Charges	(2.8)	62.1
Separation adjustment	0.0
Cash paid	(22.6)	(61.8)
Balance at end of period	$ 17.7	$ 26.9	$ 43.1	$ 26.6